Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Assets, Noncurrent [Abstract]
Deposits	¥ 1,000		¥ 1,000
Prepayment for property and equipment	2,103		25,841
Long term interest receivable	95,429		184,829
Total	¥ 98,532	$ 13,499	¥ 211,670